Belmont Theta Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)
— 64.88%
Principal
Amount Fair Value
United States Treasury Bill, 4.94% , 5/15/2025 $ 2,800,000 $ 2,795,416
United States Treasury Bill, 4.31% , 8/7/2025 2,950,000 2,916,432
United States Treasury Bill, 4.15% , 10/2/2025 3,250,000 3,193,15 1
United States Treasury Bill, 3.87% , 3/19/2026 3,000,000 2,899,449
Total U.S. Government & Agencies (Cost $11,802,882) 11,804,448
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
OPTIONS PURCHASED - 0.44%
CALL OPTIONS PURCHASED — 0.19%
Cboe Volatility Index 581 $ 1,435,070 $ 50.00 May 2025 $ 14,816
Cboe Volatility Index 527 1,301,690 75.00 June 2025 19,499
Total Call Options Purchased (Cost $60,935) 34,315
PUT OPTIONS PURCHASED — 0.25%
S&P 500® Index 38 21,162,428 4,710.00 May 2025 17,290
S&P 500® Index 37 2 0,605,522 4,125.00 June 2025 27,750
Total Put Options Purchased (Cost $128,189) 45,040
Total Options Purchased (Cost $189,124) 79,355
Total Investments — 65.32% (Cost $11,992,006) 11,883,80 3
Other Assets in Excess of Liabilities — 34.68% 6,308,67 4
NET ASSETS — 100.00% $ 18,192,477
(a) The rate shown represents effective yield at April 30, 2025.
(c) Security, or a portion thereof, has been pledged as collateral on written options. The total collateral pledged is $11,804,448.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
April 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS - (2.29)%
WRITTEN PUT OPTIONS - (2.29)%
S&P 500® Index (38) $ (21,162,428) $ 5,440.00 May 2025 $ (208,810)
S&P 500® Index (37) (20,605,522) 5,120.00 June 2025 (207,940)
Total Written Put Options (Premiums Received $732,038) (416,750)
Total Written Options (Premiums Received $732,038) $ (416,750)